As filed with the Securities and Exchange Commission on February 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21487

Helios Strategic Income Fund, Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, New York, NY 10281-1023
(Name and address of agent for service)

800-497-3746
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.6%
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4	5.20%	12/11/38	$625	$716,232
Series 2007-T28, Class A4 1	5.74	09/11/42	670	798,946
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4	5.32	12/11/49	1,000	1,147,110
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 1	5.80	12/10/49	500	594,114
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4	5.44	03/10/39	1,000	1,151,721
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class A4 1	5.87	04/15/45	650	748,028
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4	5.16	02/15/31	670	748,008
Series 2006-C6, Class A4	5.37	09/15/39	670	770,317
Morgan Stanley Capital I
Series 2007-T27, Class A4 1	5.65	06/11/42	660	781,558
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5	5.34	12/15/43	890	1,019,712
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $7,850,717)				8,475,746
INVESTMENT GRADE CORPORATE BONDS - 19.8%
Automotive - 1.3%
Ford Motor Co. 2
(Cost $413,966)	6.50	08/01/18	450	520,875
Basic Industry - 6.7%
Alcoa, Inc. 2	5.55	02/01/17	1,000	1,082,540
ArcelorMittal 2,6	6.13	06/01/18	500	506,750
The Dow Chemical Co. 2	5.70	05/15/18	1,000	1,189,274
Total Basic Industry
(Cost $2,276,433)				2,778,564
Capital Goods - 1.4%
Tyco Electronics Group S.A. 2,6
(Cost $473,448)	6.55	10/01/17	500	599,555
Consumer Cyclical - 0.7%
International Game Technology
(Cost $284,164)	7.50	06/15/19	250	295,936
Consumer Non-Cyclical - 3.8%
Altria Group, Inc. 2	9.70	11/10/18	169	236,588
Anheuser-Busch InBev Worldwide, Inc. 2	7.75	01/15/19	1,000	1,335,615
Total Consumer Non-Cyclical
(Cost $1,205,786)				1,572,203
Energy - 0.5%
SESI LLC 2
(Cost $207,995)	6.88	06/01/14	211	211,264
Media - 1.6%
Time Warner Cable, Inc. 2
(Cost $497,326)	8.25	04/01/19	500	665,368
Services - 1.4%
Legrand France SA 2,6
(Cost $601,784)	8.50	02/15/25	450	596,868
Telecommunications - 2.4%
Qwest Corp. 2
(Cost $965,731)	6.88	09/15/33	1,000	1,005,000
Total INVESTMENT GRADE CORPORATE BONDS
(Cost $6,926,633)				8,245,633
HIGH YIELD CORPORATE BONDS - 85.0%
Automotive - 5.5%
American Axle & Manufacturing, Inc.	7.75	11/15/19	175	189,875
American Axle & Manufacturing, Inc. 2	7.88	03/01/17	500	517,500
Chrysler Group LLC/CG Co-Issuer, Inc. 2	8.25	06/15/21	525	577,500
Jaguar Land Rover PLC 2,3,4,6	8.13	05/15/21	400	440,000
Motors Liquidation Co. 8,9	7.13	07/15/13	250	25
Motors Liquidation Co. 8,9	8.38	07/15/33	1,250	125
Pittsburgh Glass Works LLC 2,3,4	8.50	04/15/16	520	478,400
Visteon Corp.	6.75	04/15/19	72	76,680
Total Automotive
(Cost $2,092,284)				2,280,105
Basic Industry - 13.5%
AK Steel Corp. 2	7.63	05/15/20	200	174,000
Alpha Natural Resources, Inc. 2	6.25	06/01/21	500	457,500
Arch Coal, Inc. 2	8.75	08/01/16	475	494,000
Associated Materials LLC/AMH New Finance, Inc. 2	9.13	11/01/17	500	507,500
Cascades, Inc. 2,6	7.88	01/15/20	525	559,125
FMG Resources August 2006 Property Ltd. 2,3,4,6	6.88	04/01/22	450	460,125
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 2	9.00	11/15/20	575	524,687
Ineos Finance PLC 3,4,6	9.00	05/15/15	275	292,188
Ineos Group Holdings SA 2,3,4,6	8.50	02/15/16	525	522,375

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Masonite International Corp. 2,3,4,6	8.25%	04/15/21	$530	$567,100
Ply Gem Industries, Inc.	8.25	02/15/18	245	264,600
Verso Paper Holdings LLC/Verso Paper, Inc. 2	11.75	01/15/19	375	393,750
Xerium Technologies, Inc. 2	8.88	06/15/18	395	355,500
Total Basic Industry
(Cost $5,467,227)				5,572,450
Capital Goods - 9.2%
Berry Plastics Corp. 2	9.50	05/15/18	525	577,500
Casella Waste Systems, Inc. 2,3,4	7.75	02/15/19	725	688,750
Coleman Cable, Inc.	9.00	02/15/18	100	107,500
Crown Cork & Seal Company, Inc. 2	7.38	12/15/26	500	555,000
Mueller Water Products, Inc. 2	7.38	06/01/17	350	361,375
Owens-Illinois, Inc. 2	7.80	05/15/18	400	461,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 2	9.00	04/15/19	525	546,000
Tekni-Plex, Inc. 3,4	9.75	06/01/19	275	299,750
Terex Corp.	6.50	04/01/20	200	212,000
Total Capital Goods
(Cost $3,545,434)				3,808,875
Consumer Cyclical - 3.4%
DineEquity, Inc.	9.50	10/30/18	85	96,581
Levi Strauss & Co. 2	7.63	05/15/20	475	517,750
Limited Brands, Inc. 2	7.60	07/15/37	350	366,625
Michaels Stores, Inc.	7.75	11/01/18	175	192,062
YCC Holdings LLC/Yankee Finance, Inc. 7	10.25	02/15/16	200	206,520
Total Consumer Cyclical
(Cost $1,297,977)				1,379,538
Consumer Non-Cyclical - 1.2%
C&S Group Enterprises LLC 2,3,4
(Cost $448,342)	8.38	05/01/17	450	475,875
Energy - 12.2%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 2	8.63	10/15/20	525	572,250
Calfrac Holdings L.P. 2,3,4	7.50	12/01/20	525	519,750
Crosstex Energy L.P./Crosstex Energy Finance Corp. 2	8.88	02/15/18	475	513,000
EV Energy Partners L.P./EV Energy Finance Corp. 2	8.00	04/15/19	525	557,156
Frac Tech Services LLC/Frac Tech Finance, Inc. 3,4	8.13	11/15/18	163	168,297
GMX Resources, Inc. 2,7	11.00	12/01/17	194	193,688
Hercules Offshore, Inc. 2,3,4	10.50	10/15/17	300	323,250
Hilcorp Energy I LP/Hilcorp Finance Co. 2,3,4	8.00	02/15/20	475	520,125
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	140	152,600
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 2	8.88	03/15/18	250	256,875
Petroleum Geo-Services ASA 3,4,6	7.38	12/15/18	225	243,000
Trinidad Drilling Ltd. 2,3,4,6	7.88	01/15/19	310	329,375
Venoco, Inc. 2	8.88	02/15/19	500	468,750
W&T Offshore, Inc.	8.50	06/15/19	185	198,875
Total Energy
(Cost $4,861,340)				5,016,991
Healthcare - 6.5%
DJO Finance LLC/DJO Finance Corp. 3,4	9.88	04/15/18	300	309,750
HCA, Inc. 2	8.00	10/01/18	525	607,688
Health Management Associates, Inc. 2	7.38	01/15/20	525	567,000
inVentiv Health, Inc. 3,4	9.00	01/15/18	370	373,700
inVentiv Health, Inc. 3,4	10.25	08/15/18	205	176,813
Kindred Healthcare, Inc.	8.25	06/01/19	300	291,750
Pharmaceutical Product Development, Inc. 2,3,4	9.50	12/01/19	300	340,500
Total Healthcare
(Cost $2,541,142)				2,667,201
Media - 8.5%
American Reprographics Co. 2	10.50	12/15/16	500	491,250
Cablevision Systems Corp. 2	8.63	09/15/17	475	553,969
CCO Holdings LLC/CCO Holdings Capital Corp. 2	8.13	04/30/20	550	616,000
Cenveo Corp.	8.88	02/01/18	225	213,750
Clear Channel Communications, Inc. 2	9.00	03/01/21	500	446,250
Cumulus Media Holdings, Inc. 2	7.75	05/01/19	400	393,000
Mediacom LLC/Mediacom Capital Corp. 2	9.13	08/15/19	525	581,438
National CineMedia LLC	6.00	04/15/22	175	185,500
Total Media
(Cost $3,405,034)				3,481,157
Real Estate - 1.4%
Realogy Corp. 2,3,4
(Cost $474,871)	7.88	02/15/19	525	572,250
Services - 13.1%
AMC Entertainment, Inc. 2	8.75	06/01/19	600	664,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2	8.25	01/15/19	525	580,125
Beazer Homes USA, Inc. 2	9.13	06/15/18	250	260,625
Boyd Gaming Corp. 2,3,4	9.00	07/01/20	575	566,375
Caesars Entertainment Operating Company, Inc.	8.50	02/15/20	125	124,062
Caesars Entertainment Operating Company, Inc. 2	11.25	06/01/17	525	562,406

Helios Strategic Income Fund, Inc.
Schedule of Investments (Unaudited)
December 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 2,3,4	8.88%	04/15/17	$500	$526,250
United Rentals North America, Inc.	8.25	02/01/21	275	310,063
United Rentals North America, Inc. 2	10.25	11/15/19	250	290,000
Total Services
(Cost $4,992,465)				5,374,753
Technology & Electronics - 2.6%
First Data Corp. 2,3,4	8.25	01/15/21	500	500,000
First Data Corp.	9.88	09/24/15	51	52,020
Freescale Semiconductor, Inc. 2	8.05	02/01/20	525	522,375
Total Technology & Electronics
(Cost $1,062,092)				1,074,395
Telecommunications - 6.6%
Cincinnati Bell, Inc.	8.25	10/15/17	240	258,600
Cincinnati Bell, Inc. 2	8.75	03/15/18	285	294,263
Frontier Communications Corp. 2	7.13	03/15/19	725	788,438
Level 3 Communications, Inc. 2,3,4	8.88	06/01/19	525	559,125
PAETEC Holding Corp.	9.88	12/01/18	250	286,250
Windstream Corp. 2	7.00	03/15/19	500	511,250
Total Telecommunications
(Cost $2,468,304)				2,697,926
Utility - 1.3%
NRG Energy, Inc. 2
(Cost $468,600)	8.50	06/15/19	475	522,500
Total HIGH YIELD CORPORATE BONDS
(Cost $33,126,550)				34,924,016
TERM LOANS - 0.4%
Texas Competitive Electric Holdings Company LLC 1,4	4.71	10/10/17	158	104,799
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	33	21,933
Texas Competitive Electric Holdings Company LLC 1,4	4.81	10/10/17	48	31,700
Total TERM LOANS
(Cost $198,967)				158,432
COMMON STOCKS - 7.2%			Shares	Value
Basic Industry - 1.0%
Huntsman Corp.
(Cost - $257,286)			25,696	408,566
Consumer Non-Cyclical - 1.4%
B&G Foods, Inc.
(Cost - $247,294)			20,000	566,200
Energy - 1.2%
BreitBurn Energy Partners L.P.			13,075	241,495
Crosstex Energy L.P.			7,800	113,412
Niska Gas Storage Partners LLC			12,500	136,250
Total Energy
(Cost - $581,119)				491,157
Telecommunications - 3.3%
AT&T, Inc.			8,500	286,535
CenturyLink, Inc.			9,500	371,640
Frontier Communications Corp.			41,180	176,250
Verizon Communications, Inc.			7,500	324,525
Windstream Corp.			26,350	218,178
Total Telecommunications
(Cost - $1,529,133)				1,377,128
Utility- 0.3%
Ferrellgas Partners L.P.
(Cost - $119,644)			6,750	113,738
Total COMMON STOCKS
(Cost $2,734,476)				2,956,789
WARRANTS - 0.4%
Auotmotive - 0.4%
General Motors Co. 5
Expiration: July 2016
Exercise Price: $10.00			5,546	108,147
General Motors Co. 5
Expiration: July 2019
Exercise Price: $18.33			5,546	69,270
Total Automotive
(Cost $336,207)				177,417
Total WARRANTS
(Cost $336,206)				177,417
Total Investments - 133.4%
(Cost $51,173,549)				54,938,033
Liabilities in Excess of Other Assets - (33.4)%				(13,763,520)
TOTAL NET ASSETS - 100.0%				$41,174,513

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 -	Variable rate security - Interest rate shown in the rate in effect as of December 31, 2012.
2 -	Portion of entire principal amount pledged as collateral for credit facility.
3 -
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the total value of all such investments was $10,253,123 or 24.9% of net assets.

4 -	Private Placement.
5 -	Non-Income producing security.
6 -	Foreign security or a U.S. security of a foreign company.
7 -	Payment in kind security.
8 -	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors.
As of December 31, 2012, the total value of all such securities was $150 or less than 0.0% of net assets.
9 -	Issuer is currently in default on its regularly scheduled interest payment.

HELIOS FUNDS
Notes to Financial Statements
December 31, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the traded price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Boards have adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Helios Advantage Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total

Level 1 - Quoted Prices	$-	$-	$-	$786,820	$236,503	$1,023,323
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,941,782	75,758,893	-	-	-	79,700,675
Level 3 - Significant Unobservable Inputs	-	200	221,805	-	-	222,005
Total	$3,941,782	$75,759,093	$221,805	$786,820	$236,503	$80,946,003

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$200	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	221,805	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$222,005

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$18,920,655	$185,210	$19,105,865
Accrued Discounts (Premiums)	13,950	4,737	18,687
Realized Gain/(Loss)	115,924	-	115,924
Change in Unrealized Appreciation (Depreciation)	271,033	31,858	302,891
Purchases at cost	3,199,036	93,622	3,292,658
Sales proceeds	(6,359,189)	(93,622)	(6,452,811)
Transfers out of Level 3	(16,161,209)	-	(16,161,209)	(a)
Balance as of December 31, 2012	$200	$221,805	$222,005
Change in unrealized gains or losses relating to assets still held at reporting date	$(29,800)	$31,858	$2,058

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$570,281	$177,417	$747,698
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,112,210	53,608,523	-	-	-	56,720,733
Level 3 - Significant Unobservable Inputs	-	150	174,275	-	-	174,425
Total	$3,112,210	$53,608,673	$174,275	$570,281	$177,417	$57,642,856

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	174,275	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$174,425

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$13,709,679	$145,522	$13,855,201
Accrued Discounts (Premiums)	6,858	3,722	10,580
Realized Gain/(Loss)	130,278	-	130,278
Change in Unrealized Appreciation (Depreciation)	159,973	25,031	185,004
Purchases at cost	2,052,929	73,559	2,126,488
Sales proceeds	(4,441,252)	(73,559)	(4,514,811)
Transfers out of Level 3	(11,618,315)	-	(11,618,315)	(a)
Balance as of December 31, 2012	$150	$174,275	$174,425
Change in unrealized gains or losses relating to assets still held at reporting date	$(22,350)	$25,031	$2,681

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Multi-Sector High Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$643,426	$206,944	$850,370
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	3,373,342	61,019,567	-	-	-	64,392,909
Level 3 - Significant Unobservable Inputs	-	175	190,119	-	-	190,294
Total	$3,373,342	$61,019,742	$190,119	$643,426	$206,944	$65,433,573

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Unobservable Input	Range
High Yield Corporate Bonds	$175	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	190,119	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$190,294

(1)
The Fund generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$15,840,232	$158,751	$15,998,983
Accrued Discounts (Premiums)	9,534	4,063	13,597
Realized Gain/(Loss)	132,812	-	132,812
Change in Unrealized Appreciation (Depreciation)	211,534	27,305	238,839
Purchases at cost	2,899,782	80,239	2,980,021
Sales proceeds	(5,122,346)	(80,239)	(5,202,585)
Transfers out of Level 3	(13,971,373)	-	(13,971,373)	(a)
Balance as of December 31, 2012	$175	$190,119	$190,294
Change in unrealized gains or losses relating to assets still held at reporting date	$(26,075)	$27,305	$1,230

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Helios Strategic Income Fund, Inc.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Commercial Mortgage- Backed Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Term Loans	Common Stocks	Warrants	Total
Level 1 - Quoted Prices	$-	$-	$-	$-	$2,956,789	$177,417	$3,134,206
Level 2 — Quoted Prices in Inactive Markets or Other Significant Observable Inputs	8,475,746	8,425,746	34,923,866	-	-	-	51,645,245
Level 3 - Significant Unobservable Inputs	-	-	150	158,432	-	-	158,582
Total	$8,475,746	$8,425,746	$34,924,016	$158,432	$2,956,789	$177,417	$54,938,033

The following tables provide quantitative information about the Fund’s Level 3 values, as well as its inputs, as of December 31, 2012.  The tables are not all-inclusive, but provide information on the significant Level 3 inputs. The range below is the range of prices denoted as a percentage of par.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of December 31, 2012	Valuation Methodology	Significant Unobservable Input	Range
High Yield Corporate Bonds	$150	Unadjusted quoted market prices	NBIB(1)	0.01
Term Loans	158,432	Unadjusted quoted market prices	NBIB(1)	66.43
Total Fair Value for Level 3 Investments	$158,582

(1)
The Funds generally use prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Commercial Mortgage- Backed Securities	High Yield Corporate Bonds	Term Loans	Total
Balance as of March 31, 2012	$8,205,705	$11,827,302	$132,293	$20,165,300
Accrued Discounts (Premiums)	(47,038)	8,109	3,386	(35,543)
Realized Gain/(Loss)	-	140,071	-	140,071
Change in Unrealized Appreciation (Depreciation)	317,079	113,056	22,753	452,888
Purchases at cost	-	1,478,928	66,866	1,545,794
Sales proceeds	-	(4,326,518)	(66,866)	(4,393,384)
Transfers out of Level 3	(8,475,746)	(9,420,798)	-	(17,716,544)	(a)
Balance as of December 31, 2012	$8,456,911	$150	$158,432	$158,582
Change in unrealized gains or losses relating to assets still held at reporting date	$286,122	$(22,350)	$22,753	$403

(a)  Transferred due to an increase/decrease of observable market data for these securities primarily an increase (decrease) in trade basis information versus dealer quotes.

Credit facility: The Funds established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. Each Fund pays interest in the amount of 0.80% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.80% on the line of credit that is unused. For the period ended December 31, 2012, the average interest rate paid on the amounts outstanding under the line of credit was 1.17% for each of the Funds.

	Helios Advantage Income Fund, Inc.	Helios High Income Fund, Inc.	Helios Multi- Sector High Income Fund, Inc.	Helios Strategic Income Fund, Inc.
Total line of credit amount available	$27,000,000	$19,000,000	$22,000,000	$18,000,000
Line of credit outstanding at December 31, 2012	23,700,000	17,425,000	19,800,000	15,950,000
Line of credit amount unused at December 31, 2012	3,300,000	1,575,000	2,200,000	2,050,000
Average balance outstanding during the period	23,700,000	17,425,000	19,800,000	15,950,000
Interest expense incurred on line of credit during the period	237,030	169,089	194,635	158,481

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at December 31, 2012.

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Helios Advantage Income Fund, Inc.	$76,151,577	$5,803,219	$(1,008,793)	$4,794,426
Helios High Income Fund, Inc.	54,353,436	4,115,662	(826,242)	3,289,420
Helios Multi-Sector High Income Fund, Inc.	61,777,741	4,581,734	(925,902)	3,655,832
Helios Strategic Income Fund, Inc.	51,173,549	4,724,894	(960,410)	3,764,484

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Helios Strategic Income Fund, Inc.

By (Signature and Title)	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: February 26, 2013

By (Signature and Title)*	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: February 26, 2013

* Print the name and title of each signing officer under his or her signature.